Liability for Future Policy Benefits (Revenue and Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Benefit Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	$ 32,105	$ 35,672
Interest expense	7,836	7,454
Benefit Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,831,360	1,822,261
Interest expense	363,375	343,467
Benefit Reserves | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest expense	0	0
Benefit Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,863,465	1,857,933
Interest expense	371,211	350,921
Additional Insurance Reserves | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest expense	0	0
Additional Insurance Reserves | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest expense	0	0
Additional Insurance Reserves | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,367,796	1,674,305
Interest expense	433,631	344,789
Additional Insurance Reserves | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,367,796	1,674,305
Interest expense	433,631	344,789
Deferred Profit Liability | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	(2,428)	(5,805)
Interest expense	616	529
Deferred Profit Liability | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest expense	0	0
Deferred Profit Liability | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	0	0
Interest expense	0	0
Deferred Profit Liability | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	(2,428)	(5,805)
Interest expense	616	529
Revenues | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	29,677	29,867
Revenues | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,831,360	1,822,261
Revenues | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	1,367,796	1,674,305
Revenues | Total
Liability for Future Policy Benefit, Activity [Line Items]
Revenue	3,228,833	3,526,433
Interest Expense | Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	8,452	7,983
Interest Expense | Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	363,375	343,467
Interest Expense | Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	433,631	344,789
Interest Expense | Total
Liability for Future Policy Benefit, Activity [Line Items]
Interest expense	$ 805,458	$ 696,239